UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

                        NT Alpha Strategies Fund

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

                              Chicago, IL 60603

(Address of Principal Executive Offices) (Zip Code)

Joseph W. McInerney, President

NT Alpha Strategies Fund

300 Atlantic Street, Suite 400

                  Stamford, CT 06901

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 – June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Proxy Voting Record.

The NT Alpha Strategies Fund had no matters relating to a portfolio security considered at a shareholder meeting held during the period from July 1, 2008 to June 30, 2009 with respect to which the Fund was entitled to vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By	/s/ Joseph W. McInerney
Joseph W. McInerney, President (Principal Executive Officer)

Date August 28, 2009